Digital Assets and Restricted Digital Assets (Details)			1 Months Ended	6 Months Ended
	Feb. 07, 2026	Oct. 13, 2025 USD ($)	Jan. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)		Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)
Digital Assets and Restricted Digital Assets [Line Items]
Fair value amount quoted in active market				$ 452,628
Fair value of digital assets received				351,672
Gain on loan settlement with digital assets				(8,869)
Received interest income				(1,715)
Fair Value of Market Price				65,721
Collateral for borrowed securities				1,758,924
Aggregate loan proceeds		$ 10,000,000
BTC [Member]
Digital Assets and Restricted Digital Assets [Line Items]
Fair value amount quoted in active market				$ 58,631				$ 87,519
Digital assets held				30
Conversion of digital assets fair value				$ 13,634
XRP [Member]
Digital Assets and Restricted Digital Assets [Line Items]
Conversion of digital assets fair value				$ 297,825
USDT [Member]
Digital Assets and Restricted Digital Assets [Line Items]
Digital assets held				451,850	[1]			77,369
Conversion of digital assets fair value				$ 403,650
Mr. Masashi Hayama [Member]
Digital Assets and Restricted Digital Assets [Line Items]
Percentage of current fair market value				65.00%
Percentage of bearing interest rate			2.00%
Collateral amount				$ 342,169
Loan issued to borrower			$ 342,803
Mr. Masashi Hayama [Member] | BTC [Member]
Digital Assets and Restricted Digital Assets [Line Items]
Digital assets held			1.3
Collateral amount				13,634
Mr. Masashi Hayama [Member] | XRP [Member]
Digital Assets and Restricted Digital Assets [Line Items]
Digital assets held			195,000
Mr. Masashi Hayama [Member] | USDT [Member]
Digital Assets and Restricted Digital Assets [Line Items]
Digital assets held			343,010
Collateral amount				32,659
Silkroad Industrial Ltd (“SIL”) [Member]
Digital Assets and Restricted Digital Assets [Line Items]
Percentage of current fair market value	68.00%
Aggregate loan proceeds				$ 1,340,702
Silkroad Industrial Ltd (“SIL”) [Member] | BTC [Member]
Digital Assets and Restricted Digital Assets [Line Items]
Digital assets held	30			30
Realized gain on digital assets				$ 105,767
Silkroad Industrial Ltd (“SIL”) [Member] | XRP [Member]
Digital Assets and Restricted Digital Assets [Line Items]
Realized gain on digital assets				$ (105,825)

[1]	During the six months ended June 30, 2026, the Group increased its activities in purchasing and disposing of digital assets. The Group’s holding purpose for these digital assets is no longer for long-term investment. Instead, these assets are expected to be realized, sold, or consumed in the ordinary course of business within the Group’s normal operating cycle. Accordingly, the Group classified its holdings of USDT and USDC as current assets as of June 30, 2026.